Derivative financial instruments - Change in fair value of the derivative instruments (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Derivative financial instruments
Change in fair value of the derivative instruments	$ (18,137)	$ (1,381)
Foreign exchange swaps
Derivative financial instruments
Change in fair value of the derivative instruments	(24,962)	330
Interest rate caps
Derivative financial instruments
Change in fair value of the derivative instruments	185	(151)
Embedded options within listed bonds
Derivative financial instruments
Change in fair value of the derivative instruments	$ 6,640	$ (1,560)